ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 12, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Payment of deferred consideration related to acquisition		$ 2,054
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member]
Business Acquisition [Line Items]
Deferred consideration	$ 2,080		$ 2,035
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | Technology [Member]
Business Acquisition [Line Items]
Useful life		9 years
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | Before Working Capital Adjustment (ShieldSquare) [Member]
Business Acquisition [Line Items]
Cash consideration	12,558
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | After Working Capital Adjustment (ShieldSquare) [Member]
Business Acquisition [Line Items]
Cash consideration	12,239
Bot mitigation and Bot management solutions [Member] | Kaalbi Technologies Private Ltd. (ShieldSquare) [Member]
Business Acquisition [Line Items]
Total consideration	14,319
Bot mitigation and Bot management solutions [Member] | Kaalbi Technologies Private Ltd. (ShieldSquare) [Member] | India, Rupees
Business Acquisition [Line Items]
Total consideration	$ 14,203